Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
Right-of-use
assets

	Property $m	Other $m	Total $m
Cost
At 1 January 2018	740	10	750

Additions and other re-measurements	19	1	20

Acquisition of businesses (note 11)	51	—	51

Terminations	(8)	(6)	(14)

Exchange and other adjustments	(10)	—	(10)

At 31 December 2018	792	5	797

Additions and other re-measurements	39	1	40

Acquisition of businesses (note 11)	25	—	25
Transfers to assets classified as held for sale (note 12)	(23)	—	(23)

Terminations	(15)	(1)	(16)

Exchange and other adjustments	4	—	4

At 31 December 2019	822	5	827

Depreciation and impairment

At 1 January 2018	(257)	(7)	(264)

Provided	(34)	(1)	(35)

System Fund expense	(4)	—	(4)

Terminations	8	6	14

Exchange and other adjustments	5	—	5

At 31 December 2018	(282)	(2)	(284)

Provided	(37)	(1)	(38)

System Fund expense	(5)	—	(5)
Impairment charge	(32)	—	(32)
Transfers to assets classified as held for sale (note 12)	8	—	8

Terminations	14	1	15

Exchange and other adjustments	(1)	—	(1)

At 31 December 2019	(335)	(2)	(337)

Net book value

At 31 December 2019	487	3	490

At 31 December 2018	510	3	513

At 1 January 2018	483	3	486

Disclosure Of Lease Liabilities
Lease liabilities
Total lease liabilities are analysed as follows:

Denominated in the following currencies:	2019 $m	2018 $m
US d ollars	514	528

Sterling	52	61

Euros	43	29

Other	51	52

	660	670
Analysed as:
Current	65	55
Non-current	595	615
	660	670

Disclosure Of Lease Expenditure Recognised Explanatory
The following amounts were recognised as expense/(income) in the year:

	2019 $m	2018 $m	2017 $m
Depreciation of right-of-use assets	38	35	34

System Fund depreciation of right-of-use assets	5	4	5

Expense relating to variable lease payments	58	48	30
Expense relating to short-term leases and low-value assets	3	3	2

Income from sub-leasing right-of-use assets	(2)	(2)	(2)

Impairment charge	32	—	—
Recognised in operating profit	134	88	69
Interest on lease liabilities	41	39	39
Total recognised in the Group income statement	175	127	108